CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND
CLEARWATER SMALL COMPANIES FUND
CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2019

The date of this Supplement is July 29, 2019.

Effective immediately, the following sentence is added to the cover page of the Prospectus:

Offered exclusively to clients of Fiduciary Counselling, Inc. – not available for sale to the general public.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.